First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 51.2%
	Aerospace & Defense – 1.2%
9,658	General Dynamics Corp.	$3,293,378
5,634	Northrop Grumman Corp.	3,432,909
11,493	Woodward, Inc.	2,904,396
		9,630,683
	Air Freight & Logistics – 0.4%
24,657	Expeditors International of Washington, Inc.	3,022,702
	Automobile Components – 0.4%
128,101	Gentex Corp.	3,625,258
	Banks – 5.1%
24,652	1st Source Corp.	1,517,577
20,654	BancFirst Corp.	2,611,698
23,943	Bank First Corp.	2,904,525
59,858	Bank OZK	3,051,561
95,000	Beacon Financial Corp.	2,252,450
9,331	City Holding Co.	1,155,831
45,311	Commerce Bancshares, Inc.	2,707,785
21,916	Cullen/Frost Bankers, Inc.	2,778,291
135,235	First BanCorp	2,981,932
41,456	German American Bancorp, Inc.	1,627,977
49,076	Hancock Whitney Corp.	3,072,648
98,978	Home BancShares, Inc.	2,801,078
41,117	International Bancshares Corp.	2,826,794
14,057	Lakeland Financial Corp.	902,459
26,334	National Bank Holdings Corp., Class A	1,017,546
63,943	OFG Bancorp	2,780,881
25,560	Popular, Inc.	3,246,376
16,058	Preferred Bank	1,451,483
		41,688,892
	Beverages – 0.7%
104,680	Brown-Forman Corp., Class B	2,834,734
21,334	PepsiCo, Inc.	2,996,147
		5,830,881
	Building Products – 0.6%
9,821	CSW Industrials, Inc.	2,384,048
6,441	Trane Technologies PLC	2,717,844
		5,101,892
	Capital Markets – 3.8%
5,277	Ameriprise Financial, Inc.	2,592,326
12,078	Cboe Global Markets, Inc.	2,962,129
10,220	CME Group, Inc.	2,761,342
6,298	FactSet Research Systems, Inc.	1,804,314
63,560	Federated Hermes, Inc.	3,300,671
50,837	Interactive Brokers Group, Inc., Class A	3,498,094
18,367	Raymond James Financial, Inc.	3,170,144
31,349	SEI Investments Co.	2,659,963
27,143	Stifel Financial Corp.	3,079,916
19,241	Tradeweb Markets, Inc., Class A	2,135,366
15,529	Virtus Investment Partners, Inc.	2,950,976
		30,915,241

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals – 1.1%
30,619	CF Industries Holdings, Inc.	$2,746,524
6,004	Linde PLC	2,851,900
4,075	NewMarket Corp.	3,374,956
		8,973,380
	Commercial Services & Supplies – 0.7%
41,444	Brady Corp., Class A	3,233,876
12,639	Cintas Corp.	2,594,281
		5,828,157
	Construction & Engineering – 0.8%
24,960	AECOM	3,256,531
5,265	EMCOR Group, Inc.	3,419,828
		6,676,359
	Consumer Staples Distribution & Retail – 1.1%
5,520	Casey’s General Stores, Inc.	3,120,566
39,272	Kroger (The) Co.	2,647,326
28,811	Walmart, Inc.	2,969,262
		8,737,154
	Containers & Packaging – 0.6%
18,008	AptarGroup, Inc.	2,406,949
16,054	Avery Dennison Corp.	2,603,477
		5,010,426
	Diversified Consumer Services – 0.4%
2,979	Graham Holdings Co., Class B	3,507,207
	Electric Utilities – 0.4%
36,541	Otter Tail Corp.	2,995,266
	Electrical Equipment – 0.8%
15,567	AMETEK, Inc.	2,926,596
32,842	EnerSys	3,709,832
		6,636,428
	Electronic Equipment, Instruments & Components – 1.1%
28,526	Amphenol Corp., Class A	3,530,092
11,499	Badger Meter, Inc.	2,053,491
16,701	TE Connectivity PLC	3,666,371
		9,249,954
	Financial Services – 3.1%
75,827	Enact Holdings, Inc.	2,907,207
46,385	Essent Group Ltd.	2,948,231
15,635	Jack Henry & Associates, Inc.	2,328,521
5,013	Mastercard, Inc., Class A	2,851,445
101,182	MGIC Investment Corp.	2,870,533
78,203	Radian Group, Inc.	2,832,513
7,932	Visa, Inc., Class A	2,707,826
39,675	Voya Financial, Inc.	2,967,690
334,553	Western Union (The) Co.	2,673,078
		25,087,044
	Food Products – 2.3%
28,274	Cal-Maine Foods, Inc.	2,660,583

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
84,114	Fresh Del Monte Produce, Inc.	$2,920,438
54,370	General Mills, Inc.	2,741,335
16,977	Hershey (The) Co.	3,175,548
20,772	Ingredion, Inc.	2,536,469
24,838	J&J Snack Foods Corp.	2,386,684
41,770	Mondelez International, Inc., Class A	2,609,372
		19,030,429
	Gas Utilities – 0.4%
62,851	New Jersey Resources Corp.	3,026,276
	Ground Transportation – 0.6%
20,262	Landstar System, Inc.	2,483,311
17,357	Old Dominion Freight Line, Inc.	2,443,518
		4,926,829
	Health Care Equipment & Supplies – 0.3%
20,712	Abbott Laboratories	2,774,165
	Health Care Providers & Services – 1.4%
5,785	Chemed Corp.	2,590,176
7,242	Elevance Health, Inc.	2,340,035
18,261	Ensign Group (The), Inc.	3,154,953
9,029	UnitedHealth Group, Inc.	3,117,714
		11,202,878
	Hotels, Restaurants & Leisure – 0.6%
12,922	Darden Restaurants, Inc.	2,459,832
15,030	Texas Roadhouse, Inc.	2,497,234
		4,957,066
	Household Durables – 1.2%
13,497	Garmin Ltd.	3,323,231
25,467	Lennar Corp., Class A	3,209,861
26,711	PulteGroup, Inc.	3,529,324
		10,062,416
	Household Products – 0.3%
17,680	Procter & Gamble (The) Co.	2,716,532
	Insurance – 6.3%
26,711	Aflac, Inc.	2,983,619
32,913	American International Group, Inc.	2,584,987
14,263	Assurant, Inc.	3,089,366
25,407	Brown & Brown, Inc.	2,382,923
9,722	Chubb Ltd.	2,744,035
18,916	Cincinnati Financial Corp.	2,990,620
23,973	Employers Holdings, Inc.	1,018,373
8,288	Everest Group Ltd.	2,902,706
22,664	Globe Life, Inc.	3,240,272
22,203	Hartford Insurance Group (The), Inc.	2,961,658
12,883	Marsh & McLennan Cos., Inc.	2,596,311
73,281	Old Republic International Corp.	3,112,244
10,294	Primerica, Inc.	2,857,511
10,555	Progressive (The) Corp.	2,606,557
39,006	RLI Corp.	2,543,971
32,509	Selective Insurance Group, Inc.	2,635,505

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
10,528	Travelers (The) Cos., Inc.	$2,939,628
34,880	Unum Group	2,712,966
38,341	W.R. Berkley Corp.	2,937,687
		51,840,939
	IT Services – 0.6%
9,422	Accenture PLC, Class A	2,323,465
36,101	Cognizant Technology Solutions Corp., Class A	2,421,294
		4,744,759
	Machinery – 4.1%
8,601	Cummins, Inc.	3,632,804
5,539	Deere & Co.	2,532,763
40,619	Donaldson Co., Inc.	3,324,665
31,389	Franklin Electric Co., Inc.	2,988,233
32,766	Graco, Inc.	2,783,799
17,962	ITT, Inc.	3,210,887
35,446	Mueller Industries, Inc.	3,583,945
29,634	PACCAR, Inc.	2,913,615
9,053	Snap-on, Inc.	3,137,136
11,455	Watts Water Technologies, Inc., Class A	3,199,153
13,457	Westinghouse Air Brake Technologies Corp.	2,697,725
		34,004,725
	Media – 0.8%
50,319	New York Times (The) Co., Class A	2,888,311
168,074	TEGNA, Inc.	3,416,944
		6,305,255
	Metals & Mining – 0.3%
8,975	Reliance, Inc.	2,520,449
	Oil, Gas & Consumable Fuels – 1.4%
11,568	Cheniere Energy, Inc.	2,718,249
19,673	Chevron Corp.	3,055,020
26,132	Exxon Mobil Corp.	2,946,383
125,307	Magnolia Oil & Gas Corp., Class A	2,991,078
		11,710,730
	Pharmaceuticals – 1.1%
18,442	Johnson & Johnson	3,419,516
35,585	Merck & Co., Inc.	2,986,649
18,063	Zoetis, Inc.	2,642,978
		9,049,143
	Professional Services – 2.5%
9,133	Automatic Data Processing, Inc.	2,680,536
15,034	CRA International, Inc.	3,135,040
37,705	Exponent, Inc.	2,619,743
64,007	Genpact Ltd.	2,681,253
38,415	Korn Ferry	2,688,282
19,365	Paychex, Inc.	2,454,707
68,623	Robert Half, Inc.	2,331,810
9,043	Verisk Analytics, Inc.	2,274,405
		20,865,776

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software – 0.7%
37,935	Dolby Laboratories, Inc., Class A	$2,745,356
5,664	Microsoft Corp.	2,933,669
		5,679,025
	Specialized REITs – 0.7%
9,603	Public Storage	2,773,827
127,002	Rayonier, Inc.	3,370,633
		6,144,460
	Specialty Retail – 1.5%
16,397	Penske Automotive Group, Inc.	2,851,602
22,080	Ross Stores, Inc.	3,364,771
22,810	TJX (The) Cos., Inc.	3,296,957
53,381	Tractor Supply Co.	3,035,778
		12,549,108
	Trading Companies & Distributors – 1.8%
12,118	Applied Industrial Technologies, Inc.	3,163,404
67,070	Fastenal Co.	3,289,113
33,131	MSC Industrial Direct Co., Inc., Class A	3,052,690
2,707	W.W. Grainger, Inc.	2,579,663
6,379	Watsco, Inc.	2,579,030
		14,663,900
	Total Common Stocks	421,291,784
	(Cost $365,599,740)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 44.5%
	Aerospace & Defense – 1.7%
$500,000	Northrop Grumman Corp.	3.25%	01/15/28	491,830
500,000	Northrop Grumman Corp.	4.60%	02/01/29	508,121
500,000	Northrop Grumman Corp.	5.05%	11/15/40	491,256
750,000	Northrop Grumman Corp.	4.03%	10/15/47	611,759
250,000	Northrop Grumman Corp.	5.25%	05/01/50	240,987
1,000,000	Northrop Grumman Corp.	4.95%	03/15/53	918,787
2,500,000	Northrop Grumman Corp.	5.20%	06/01/54	2,382,367
600,000	RTX Corp.	5.75%	01/15/29	629,327
1,000,000	RTX Corp.	6.00%	03/15/31	1,080,035
1,000,000	RTX Corp.	6.10%	03/15/34	1,095,378
1,500,000	RTX Corp.	3.13%	07/01/50	1,021,016
1,000,000	RTX Corp.	2.82%	09/01/51	635,823
2,500,000	RTX Corp.	5.38%	02/27/53	2,447,547
1,000,000	RTX Corp.	6.40%	03/15/54	1,119,581
				13,673,814
	Banks – 6.4%
450,000	Bank of America Corp. (a)	2.55%	02/04/28	440,795
475,000	Bank of America Corp. (a)	4.38%	04/27/28	476,790
1,000,000	Bank of America Corp. (a)	4.95%	07/22/28	1,014,555
1,105,000	Bank of America Corp. (a)	5.20%	04/25/29	1,132,830
500,000	Bank of America Corp. (a)	4.27%	07/23/29	501,836
500,000	Bank of America Corp. (a)	3.97%	02/07/30	496,419
500,000	Bank of America Corp. (a)	3.19%	07/23/30	481,747

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$500,000	Bank of America Corp. (a)	2.88%	10/22/30	$474,714
500,000	Bank of America Corp. (a)	1.90%	07/23/31	446,744
1,000,000	Bank of America Corp. (a)	1.92%	10/24/31	888,443
500,000	Bank of America Corp. (a)	2.57%	10/20/32	448,302
500,000	Bank of America Corp. (a)	4.57%	04/27/33	500,078
3,500,000	Bank of America Corp. (a)	5.29%	04/25/34	3,622,294
2,500,000	Bank of America Corp. (a)	5.47%	01/23/35	2,612,058
500,000	Bank of America Corp. (a)	4.08%	04/23/40	445,655
1,000,000	Bank of America Corp. (a)	2.68%	06/19/41	737,341
1,000,000	Citibank NA	4.91%	05/29/30	1,027,677
1,250,000	Citigroup, Inc. (a)	4.95%	05/07/31	1,274,127
1,000,000	JPMorgan Chase & Co. (a)	5.04%	01/23/28	1,011,510
550,000	JPMorgan Chase & Co. (a)	2.95%	02/24/28	541,490
1,000,000	JPMorgan Chase & Co. (a)	5.57%	04/22/28	1,022,117
975,000	JPMorgan Chase & Co. (a)	4.32%	04/26/28	977,646
500,000	JPMorgan Chase & Co. (a)	4.85%	07/25/28	506,722
500,000	JPMorgan Chase & Co. (a)	3.51%	01/23/29	493,468
1,000,000	JPMorgan Chase & Co. (a)	2.07%	06/01/29	949,071
1,000,000	JPMorgan Chase & Co. (a)	5.30%	07/24/29	1,030,503
1,475,000	JPMorgan Chase & Co. (a)	5.01%	01/23/30	1,511,308
500,000	JPMorgan Chase & Co. (a)	3.70%	05/06/30	491,550
1,000,000	JPMorgan Chase & Co. (a)	2.58%	04/22/32	909,155
1,000,000	JPMorgan Chase & Co. (a)	2.96%	01/25/33	915,164
1,000,000	JPMorgan Chase & Co. (a)	4.91%	07/25/33	1,020,074
1,000,000	JPMorgan Chase & Co. (a)	5.35%	06/01/34	1,042,284
1,000,000	JPMorgan Chase & Co. (a)	5.34%	01/23/35	1,039,724
1,000,000	JPMorgan Chase & Co. (a)	2.53%	11/19/41	724,237
2,500,000	JPMorgan Chase Bank N.A.	5.11%	12/08/26	2,532,160
2,054,000	PNC Financial Services Group (The), Inc. (a)	5.30%	01/21/28	2,084,818
1,500,000	PNC Financial Services Group (The), Inc. (a)	5.58%	06/12/29	1,554,610
1,000,000	PNC Financial Services Group (The), Inc. (a)	5.07%	01/24/34	1,020,672
2,000,000	Truist Financial Corp. (a)	7.16%	10/30/29	2,166,707
1,500,000	US Bancorp (a)	5.38%	01/23/30	1,551,192
1,000,000	Wells Fargo & Co. (a)	5.71%	04/22/28	1,023,492
1,000,000	Wells Fargo & Co. (a)	4.08%	09/15/29	997,018
1,000,000	Wells Fargo & Co. (a)	5.20%	01/23/30	1,030,054
1,000,000	Wells Fargo & Co. (a)	5.24%	01/24/31	1,034,862
1,000,000	Wells Fargo & Co. (a)	5.15%	04/23/31	1,031,589
1,000,000	Wells Fargo & Co. (a)	5.50%	01/23/35	1,043,438
3,000,000	Wells Fargo & Co. (a)	5.21%	12/03/35	3,066,438
1,000,000	Wells Fargo Bank N.A.	5.25%	12/11/26	1,014,702
				52,360,180
	Beverages – 0.8%
875,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	02/01/36	864,327
1,100,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	1,031,286
2,500,000	Anheuser-Busch InBev Worldwide, Inc.	5.00%	06/15/34	2,580,384
1,182,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/48	1,072,842
1,200,000	Molson Coors Beverage Co.	5.00%	05/01/42	1,122,133
				6,670,972
	Biotechnology – 1.6%
3,250,000	AbbVie, Inc.	4.80%	03/15/29	3,324,326

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Biotechnology (Continued)
$2,000,000	AbbVie, Inc.	4.88%	03/15/30	$2,059,411
275,000	AbbVie, Inc.	4.40%	11/06/42	248,155
300,000	AbbVie, Inc.	4.70%	05/14/45	275,363
250,000	AbbVie, Inc.	4.88%	11/14/48	232,013
1,000,000	AbbVie, Inc.	4.25%	11/21/49	843,075
500,000	Amgen, Inc.	2.45%	02/21/30	463,279
500,000	Amgen, Inc.	5.25%	03/02/30	518,407
1,000,000	Amgen, Inc.	5.25%	03/02/33	1,036,149
750,000	Amgen, Inc.	3.15%	02/21/40	590,647
1,000,000	Amgen, Inc.	2.80%	08/15/41	737,709
3,000,000	Amgen, Inc.	5.60%	03/02/43	3,041,413
				13,369,947
	Capital Markets – 4.4%
1,000,000	Citadel Securities Global Holdings, LLC (b)	5.50%	06/18/30	1,026,881
950,000	Goldman Sachs Group (The), Inc. (a)	2.64%	02/24/28	930,193
5,000,000	Goldman Sachs Group (The), Inc. (a)	4.48%	08/23/28	5,032,516
500,000	Goldman Sachs Group (The), Inc. (a)	3.81%	04/23/29	495,801
500,000	Goldman Sachs Group (The), Inc. (a)	4.22%	05/01/29	500,695
500,000	Goldman Sachs Group (The), Inc.	2.60%	02/07/30	468,457
1,000,000	Goldman Sachs Group (The), Inc. (a)	5.73%	04/25/30	1,046,469
1,000,000	Goldman Sachs Group (The), Inc. (a)	1.99%	01/27/32	882,695
1,000,000	Goldman Sachs Group (The), Inc. (a)	2.62%	04/22/32	907,500
1,500,000	Goldman Sachs Group (The), Inc. (a)	2.65%	10/21/32	1,349,420
1,000,000	Goldman Sachs Group (The), Inc. (a)	2.91%	07/21/42	738,272
500,000	Goldman Sachs Group (The), Inc. (a)	3.44%	02/24/43	394,697
1,000,000	Morgan Stanley (a)	2.48%	01/21/28	978,832
1,050,000	Morgan Stanley (a)	4.21%	04/20/28	1,051,316
500,000	Morgan Stanley (a)	3.77%	01/24/29	495,720
1,000,000	Morgan Stanley (a)	5.12%	02/01/29	1,021,660
2,000,000	Morgan Stanley (a)	5.16%	04/20/29	2,047,506
2,500,000	Morgan Stanley (a)	5.45%	07/20/29	2,583,608
500,000	Morgan Stanley (a)	4.43%	01/23/30	502,470
1,000,000	Morgan Stanley (a)	2.51%	10/20/32	892,403
2,000,000	Morgan Stanley (a)	5.25%	04/21/34	2,063,088
1,000,000	Morgan Stanley (a)	5.42%	07/21/34	1,042,232
500,000	Morgan Stanley (a)	4.46%	04/22/39	472,199
3,000,000	Morgan Stanley Private Bank NA (a)	4.47%	07/06/28	3,017,635
1,500,000	MSCI, Inc. (b)	4.00%	11/15/29	1,465,986
2,500,000	MSCI, Inc. (b)	3.88%	02/15/31	2,396,221
333,000	MSCI, Inc.	5.25%	09/01/35	335,883
2,350,000	Nasdaq, Inc.	5.95%	08/15/53	2,462,538
				36,602,893
	Communications Equipment – 0.2%
1,000,000	Cisco Systems, Inc.	5.30%	02/26/54	987,812
1,000,000	Cisco Systems, Inc.	5.50%	02/24/55	1,018,386
				2,006,198
	Construction Materials – 0.6%
2,000,000	American Builders & Contractors Supply Co., Inc. (b)	4.00%	01/15/28	1,961,635
1,125,000	CRH America Finance, Inc.	5.40%	05/21/34	1,169,436
2,000,000	JH North America Holdings, Inc. (b)	5.88%	01/31/31	2,032,409
				5,163,480

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Consumer Finance – 0.7%
$2,500,000	American Express Co. (a)	5.10%	02/16/28	$2,533,847
1,000,000	American Express Co. (a)	5.53%	04/25/30	1,045,190
737,000	American Express Co. (a)	5.09%	01/30/31	760,186
1,000,000	American Express Co. (a)	4.92%	07/20/33	1,017,701
				5,356,924
	Containers & Packaging – 0.3%
500,000	Amcor Flexibles North America, Inc.	5.10%	03/17/30	511,594
1,697,000	Packaging Corp. of America	5.20%	08/15/35	1,731,266
				2,242,860
	Diversified Telecommunication Services – 1.5%
500,000	AT&T, Inc.	2.30%	06/01/27	485,482
500,000	AT&T, Inc.	1.65%	02/01/28	473,407
462,000	AT&T, Inc.	4.30%	02/15/30	463,092
500,000	AT&T, Inc.	2.75%	06/01/31	458,418
500,000	AT&T, Inc.	2.25%	02/01/32	437,876
1,392,000	AT&T, Inc.	2.55%	12/01/33	1,185,871
500,000	AT&T, Inc.	5.55%	11/01/45	495,326
1,186,000	AT&T, Inc.	3.50%	09/15/53	820,992
504,000	AT&T, Inc.	3.55%	09/15/55	347,589
1,044,000	AT&T, Inc.	3.65%	09/15/59	714,366
1,119,000	Verizon Communications, Inc.	4.02%	12/03/29	1,111,513
500,000	Verizon Communications, Inc.	1.75%	01/20/31	437,573
500,000	Verizon Communications, Inc.	2.55%	03/21/31	454,719
1,904,000	Verizon Communications, Inc.	4.78%	02/15/35	1,873,728
500,000	Verizon Communications, Inc.	2.65%	11/20/40	361,848
500,000	Verizon Communications, Inc.	3.40%	03/22/41	395,278
500,000	Verizon Communications, Inc.	2.88%	11/20/50	319,384
1,000,000	Verizon Communications, Inc.	3.55%	03/22/51	733,749
1,000,000	Verizon Communications, Inc.	3.88%	03/01/52	768,180
				12,338,391
	Electric Utilities – 6.1%
1,000,000	AEP Transmission Co., LLC	5.15%	04/01/34	1,021,972
900,000	AEP Transmission Co., LLC	4.25%	09/15/48	753,038
500,000	AEP Transmission Co., LLC	5.40%	03/15/53	496,667
2,000,000	AEP Transmission Co., LLC, Series N	2.75%	08/15/51	1,271,364
1,000,000	Alabama Power Co.	5.85%	11/15/33	1,073,712
500,000	Alabama Power Co.	5.10%	04/02/35	511,240
500,000	Alabama Power Co.	3.45%	10/01/49	366,943
1,000,000	Alabama Power Co.	3.13%	07/15/51	679,287
1,000,000	Alabama Power Co., Series C	4.30%	03/15/31	999,627
2,542,000	American Transmission Systems, Inc. (b)	2.65%	01/15/32	2,281,934
1,000,000	Appalachian Power Co., Series AA	2.70%	04/01/31	912,039
500,000	Commonwealth Edison Co.	4.90%	02/01/33	511,051
500,000	Commonwealth Edison Co.	4.00%	03/01/49	400,116
1,000,000	Commonwealth Edison Co.	5.30%	02/01/53	970,556
2,000,000	Duke Energy Carolinas, LLC	4.95%	01/15/33	2,057,357
1,000,000	Duke Energy Carolinas, LLC	4.85%	01/15/34	1,013,296
2,000,000	Duke Energy Carolinas, LLC	5.35%	01/15/53	1,964,377
1,000,000	Duke Energy Carolinas, LLC	5.40%	01/15/54	992,746
1,000,000	Duke Energy Florida, LLC	5.88%	11/15/33	1,079,850
500,000	Duke Energy Florida, LLC	6.20%	11/15/53	547,398
1,000,000	Duke Energy Progress, LLC	5.10%	03/15/34	1,030,063

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$1,000,000	Duke Energy Progress, LLC	4.00%	04/01/52	$789,364
1,500,000	FirstEnergy Transmission, LLC	4.55%	01/15/30	1,510,642
1,000,000	Florida Power & Light Co.	5.30%	06/15/34	1,043,841
2,000,000	Florida Power & Light Co.	5.69%	03/01/40	2,113,513
1,750,000	Florida Power & Light Co.	5.60%	06/15/54	1,791,808
1,500,000	Georgia Power Co.	4.65%	05/16/28	1,522,712
500,000	Georgia Power Co.	4.00%	10/01/28	500,132
2,000,000	Georgia Power Co.	4.55%	03/15/30	2,032,182
1,000,000	Georgia Power Co.	4.85%	03/15/31	1,027,516
500,000	Indiana Michigan Power Co.	3.25%	05/01/51	339,429
1,000,000	Indiana Michigan Power Co.	5.63%	04/01/53	1,007,591
500,000	Indiana Michigan Power Co., Series L	3.75%	07/01/47	391,021
1,250,000	Northern States Power Co.	5.40%	03/15/54	1,241,416
1,000,000	NRG Energy, Inc. (b) (c)	4.73%	10/15/30	1,000,309
1,000,000	NRG Energy, Inc. (b) (c)	5.41%	10/15/35	1,004,026
3,000,000	Ohio Edison Co. (b)	5.50%	01/15/33	3,119,561
500,000	PECO Energy Co.	3.90%	03/01/48	402,468
4,000,000	PECO Energy Co.	4.38%	08/15/52	3,394,036
1,500,000	Public Service Electric and Gas Co.	5.20%	03/01/34	1,556,228
500,000	Public Service Electric and Gas Co.	5.45%	08/01/53	501,094
1,750,000	Public Service Electric and Gas Co.	5.45%	03/01/54	1,749,827
1,000,000	Trans-Allegheny Interstate Line Co. (b)	5.00%	01/15/31	1,026,301
500,000	Virginia Electric and Power Co.	5.60%	09/15/55	498,443
				50,498,093
	Financial Services – 0.6%
1,500,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	1,133,367
333,000	Fiserv, Inc.	5.38%	08/21/28	343,468
500,000	Fiserv, Inc.	3.50%	07/01/29	486,062
250,000	Fiserv, Inc.	2.65%	06/01/30	231,551
1,000,000	Fiserv, Inc.	4.55%	02/15/31	1,004,152
1,000,000	Fiserv, Inc.	5.63%	08/21/33	1,050,311
500,000	Fiserv, Inc.	4.40%	07/01/49	412,565
				4,661,476
	Food Products – 0.9%
1,000,000	Conagra Brands, Inc.	5.00%	08/01/30	1,010,307
2,000,000	Conagra Brands, Inc.	5.30%	11/01/38	1,921,058
500,000	Conagra Brands, Inc.	5.40%	11/01/48	457,078
2,250,000	Kraft Heinz Foods Co.	5.50%	06/01/50	2,127,829
2,000,000	The Campbell’s Company	5.40%	03/21/34	2,049,939
				7,566,211
	Ground Transportation – 0.4%
1,500,000	CSX Corp.	4.50%	11/15/52	1,296,014
2,500,000	Union Pacific Corp.	4.95%	05/15/53	2,334,846
				3,630,860
	Health Care Equipment & Supplies – 0.5%
2,350,000	Abbott Laboratories	4.90%	11/30/46	2,256,872
388,000	Solventum Corp.	5.40%	03/01/29	400,493
1,170,000	Solventum Corp.	5.90%	04/30/54	1,202,762
				3,860,127

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Providers & Services – 3.4%
$500,000	Cardinal Health, Inc.	4.50%	09/15/30	$501,712
1,143,000	Centene Corp.	4.25%	12/15/27	1,123,360
1,000,000	Centene Corp.	2.45%	07/15/28	930,033
1,200,000	Cigna (The) Group	4.38%	10/15/28	1,206,469
1,150,000	Cigna (The) Group	5.00%	05/15/29	1,180,192
1,000,000	Cigna (The) Group	4.50%	09/15/30	1,003,287
1,100,000	Cigna (The) Group	5.40%	03/15/33	1,149,018
1,150,000	Cigna (The) Group	5.25%	02/15/34	1,184,150
1,500,000	Cigna (The) Group	4.90%	12/15/48	1,347,428
1,150,000	Cigna (The) Group	5.60%	02/15/54	1,131,653
1,000,000	Cigna (The) Group	6.00%	01/15/56	1,038,098
500,000	Elevance Health, Inc.	4.55%	05/15/52	419,775
1,000,000	Elevance Health, Inc.	6.10%	10/15/52	1,042,288
500,000	Elevance Health, Inc.	5.70%	02/15/55	495,224
500,000	Elevance Health, Inc.	5.70%	09/15/55	495,929
1,000,000	HCA, Inc.	5.25%	03/01/30	1,032,728
1,000,000	HCA, Inc.	2.38%	07/15/31	887,393
2,500,000	HCA, Inc.	5.50%	06/01/33	2,598,271
2,500,000	HCA, Inc.	3.50%	07/15/51	1,711,552
2,500,000	HCA, Inc.	5.90%	06/01/53	2,470,033
3,500,000	UnitedHealth Group, Inc.	5.30%	02/15/30	3,644,442
1,000,000	UnitedHealth Group, Inc.	6.05%	02/15/63	1,045,329
				27,638,364
	Hotels, Restaurants & Leisure – 0.3%
2,500,000	McDonald’s Corp.	5.45%	08/14/53	2,483,864
313,000	Sodexo, Inc. (b)	5.15%	08/15/30	320,170
				2,804,034
	Independent Power & Renewable Electricity Producers – 0.3%
2,000,000	Vistra Operations Co., LLC (b)	5.70%	12/30/34	2,071,364
	Insurance – 2.3%
2,500,000	Aon North America, Inc.	5.13%	03/01/27	2,535,788
182,000	Aon North America, Inc.	5.15%	03/01/29	187,337
2,300,000	Aon North America, Inc.	5.75%	03/01/54	2,318,118
1,000,000	Arthur J. Gallagher & Co.	5.15%	02/15/35	1,012,537
1,000,000	Arthur J. Gallagher & Co.	5.75%	03/02/53	996,761
1,000,000	Arthur J. Gallagher & Co.	6.75%	02/15/54	1,130,283
1,000,000	Arthur J. Gallagher & Co.	5.55%	02/15/55	978,358
750,000	Brown & Brown, Inc.	4.90%	06/23/30	760,674
2,750,000	Brown & Brown, Inc.	5.65%	06/11/34	2,854,797
400,000	Brown & Brown, Inc.	5.55%	06/23/35	411,789
2,500,000	Brown & Brown, Inc.	4.95%	03/17/52	2,205,014
1,000,000	Marsh & McLennan Cos., Inc.	6.25%	11/01/52	1,102,514
1,115,000	Marsh & McLennan Cos., Inc.	5.45%	03/15/54	1,105,932
1,660,000	Ryan Specialty LLC (b)	5.88%	08/01/32	1,679,822
				19,279,724
	Life Sciences Tools & Services – 0.3%
2,000,000	IQVIA, Inc.	5.70%	05/15/28	2,066,750
	Media – 0.6%
500,000	Charter Communications Operating, LLC/Charter Communications Operating Capital	5.85%	12/01/35	504,965
2,000,000	Comcast Corp.	5.35%	11/15/27	2,055,832

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Media (Continued)
$1,000,000	Comcast Corp.	4.55%	01/15/29	$1,013,251
500,000	Comcast Corp.	3.25%	11/01/39	399,459
1,000,000	Comcast Corp.	3.75%	04/01/40	841,394
500,000	Comcast Corp.	4.00%	08/15/47	392,991
				5,207,892
	Multi-Utilities – 0.3%
2,000,000	Consolidated Edison Co. of New York, Inc.	6.15%	11/15/52	2,155,836
	Oil, Gas & Consumable Fuels – 1.3%
500,000	BP Capital Markets America, Inc.	3.94%	09/21/28	499,149
1,000,000	BP Capital Markets America, Inc.	4.70%	04/10/29	1,019,028
500,000	BP Capital Markets America, Inc.	1.75%	08/10/30	445,632
1,500,000	BP Capital Markets America, Inc.	2.72%	01/12/32	1,360,755
1,000,000	BP Capital Markets America, Inc.	3.06%	06/17/41	760,958
1,000,000	BP Capital Markets America, Inc.	3.00%	03/17/52	651,463
2,500,000	Energy Transfer, L.P.	5.20%	04/01/30	2,578,769
500,000	Sabine Pass Liquefaction, LLC	5.00%	03/15/27	503,176
2,750,000	Sabine Pass Liquefaction, LLC	4.20%	03/15/28	2,747,588
				10,566,518
	Pharmaceuticals – 0.7%
2,600,000	AstraZeneca Finance, LLC	4.80%	02/26/27	2,630,398
500,000	AstraZeneca Finance, LLC	1.75%	05/28/28	473,331
1,850,000	AstraZeneca Finance, LLC	4.85%	02/26/29	1,898,085
1,000,000	AstraZeneca Finance, LLC	2.25%	05/28/31	905,376
				5,907,190
	Professional Services – 0.6%
133,000	Verisk Analytics, Inc.	4.50%	08/15/30	133,457
2,500,000	Verisk Analytics, Inc.	5.25%	06/05/34	2,579,166
1,000,000	Verisk Analytics, Inc.	5.25%	03/15/35	1,020,122
1,000,000	Verisk Analytics, Inc.	5.13%	02/15/36	1,009,841
				4,742,586
	Semiconductors & Semiconductor Equipment – 0.6%
500,000	Broadcom, Inc. (b)	1.95%	02/15/28	476,491
500,000	Broadcom, Inc.	4.75%	04/15/29	510,276
500,000	Broadcom, Inc. (b)	2.45%	02/15/31	454,909
1,250,000	Broadcom, Inc.	4.30%	11/15/32	1,234,294
250,000	Broadcom, Inc. (b)	2.60%	02/15/33	219,549
383,000	Broadcom, Inc. (b)	3.42%	04/15/33	354,598
500,000	Broadcom, Inc. (b)	3.47%	04/15/34	456,505
642,000	Broadcom, Inc. (b)	4.93%	05/15/37	640,559
500,000	Broadcom, Inc. (b)	3.50%	02/15/41	411,697
500,000	Broadcom, Inc. (b)	3.75%	02/15/51	391,677
				5,150,555
	Software – 3.9%
1,000,000	AppLovin Corp.	5.13%	12/01/29	1,023,257
2,250,000	Atlassian Corp.	5.25%	05/15/29	2,313,949
2,250,000	Atlassian Corp.	5.50%	05/15/34	2,319,260
2,997,000	CrowdStrike Holdings, Inc.	3.00%	02/15/29	2,859,300
1,000,000	Oracle Corp.	4.50%	05/06/28	1,007,560
2,250,000	Oracle Corp.	6.15%	11/09/29	2,399,875

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Software (Continued)
$1,500,000	Oracle Corp.	4.65%	05/06/30	$1,521,565
444,000	Oracle Corp.	4.45%	09/26/30	443,884
2,500,000	Oracle Corp.	6.25%	11/09/32	2,717,664
500,000	Oracle Corp.	4.90%	02/06/33	504,674
500,000	Oracle Corp.	6.50%	04/15/38	548,533
1,900,000	Oracle Corp.	5.38%	07/15/40	1,864,972
500,000	Oracle Corp.	3.65%	03/25/41	400,670
500,000	Oracle Corp.	3.60%	04/01/50	352,232
500,000	Oracle Corp.	3.95%	03/25/51	372,022
2,000,000	Oracle Corp.	6.90%	11/09/52	2,226,729
1,000,000	Oracle Corp.	5.55%	02/06/53	946,869
1,000,000	Roper Technologies, Inc.	4.90%	10/15/34	1,001,627
2,650,000	Salesforce, Inc.	3.70%	04/11/28	2,642,055
2,000,000	Salesforce, Inc.	2.90%	07/15/51	1,313,335
600,000	Synopsys, Inc.	4.85%	04/01/30	611,333
1,500,000	Synopsys, Inc.	5.15%	04/01/35	1,526,478
1,000,000	Synopsys, Inc.	5.70%	04/01/55	1,009,946
				31,927,789
	Specialized REITs – 0.1%
1,000,000	VICI Properties, L.P.	5.13%	11/15/31	1,015,199
	Specialty Retail – 0.1%
1,000,000	Lowe’s Cos, Inc.	4.25%	03/15/31	993,818
	Technology Hardware, Storage & Peripherals – 0.1%
500,000	Dell International, LLC/EMC Corp.	5.00%	04/01/30	512,331
500,000	Dell International, LLC/EMC Corp. (c)	4.50%	02/15/31	498,974
				1,011,305
	Trading Companies & Distributors – 0.3%
1,000,000	Ashtead Capital, Inc. (b)	5.95%	10/15/33	1,057,653
1,000,000	Ashtead Capital, Inc. (b)	5.80%	04/15/34	1,048,509
				2,106,162
	Water Utilities – 0.9%
4,500,000	American Water Capital Corp.	5.15%	03/01/34	4,641,434
2,500,000	American Water Capital Corp.	5.45%	03/01/54	2,473,046
667,000	American Water Capital Corp.	5.70%	09/01/55	678,196
				7,792,676
	Wireless Telecommunication Services – 1.7%
500,000	T-Mobile USA, Inc.	3.75%	04/15/27	497,236
2,000,000	T-Mobile USA, Inc.	4.75%	02/01/28	2,003,105
750,000	T-Mobile USA, Inc.	2.05%	02/15/28	715,165
2,500,000	T-Mobile USA, Inc.	4.85%	01/15/29	2,550,860
750,000	T-Mobile USA, Inc.	2.55%	02/15/31	681,682
500,000	T-Mobile USA, Inc.	2.25%	11/15/31	439,998
1,500,000	T-Mobile USA, Inc.	5.20%	01/15/33	1,548,243
1,000,000	T-Mobile USA, Inc.	5.15%	04/15/34	1,023,318
1,500,000	T-Mobile USA, Inc.	3.00%	02/15/41	1,127,786
1,000,000	T-Mobile USA, Inc.	3.30%	02/15/51	682,100
1,500,000	T-Mobile USA, Inc.	5.65%	01/15/53	1,483,087

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Wireless Telecommunication Services (Continued)
$1,000,000	T-Mobile USA, Inc.	5.80%	09/15/62	$1,006,710
				13,759,290
	Total Corporate Bonds and Notes			366,199,478
	(Cost $372,461,191)
FOREIGN CORPORATE BONDS AND NOTES – 3.0%
	Banks – 1.0%
1,000,000	Barclays PLC (a)	5.37%	02/25/31	1,031,402
500,000	BNP Paribas S.A. (a) (b)	5.09%	05/09/31	509,658
1,250,000	Lloyds Banking Group PLC (a)	5.09%	11/26/28	1,272,418
1,000,000	Lloyds Banking Group PLC (a)	5.72%	06/05/30	1,046,283
2,000,000	Royal Bank of Canada (a)	5.15%	02/04/31	2,061,362
1,000,000	Royal Bank of Canada (a)	4.70%	08/06/31	1,013,621
1,250,000	Toronto-Dominion (The) Bank	4.98%	04/05/27	1,268,416
				8,203,160
	Capital Markets – 0.4%
1,000,000	UBS Group AG (a) (b)	5.62%	09/13/30	1,044,689
444,000	UBS Group AG (a) (b)	4.40%	09/23/31	442,592
2,000,000	UBS Group AG (a) (b)	5.70%	02/08/35	2,107,831
				3,595,112
	Containers & Packaging – 0.3%
2,500,000	Smurfit Kappa Treasury ULC	5.44%	04/03/34	2,595,766
	Hotels, Restaurants & Leisure – 0.1%
1,000,000	Flutter Treasury DAC (b)	5.88%	06/04/31	1,015,685
	Insurance – 0.2%
2,000,000	Aon Corp./Aon Global Holdings PLC	5.35%	02/28/33	2,092,612
	Life Sciences Tools & Services – 0.6%
2,000,000	Icon Investments Six DAC	5.81%	05/08/27	2,041,608
1,250,000	Icon Investments Six DAC	5.85%	05/08/29	1,305,136
1,250,000	Icon Investments Six DAC	6.00%	05/08/34	1,312,770
				4,659,514
	Oil, Gas & Consumable Fuels – 0.1%
500,000	Enbridge, Inc.	4.60%	06/20/28	506,030
	Pharmaceuticals – 0.1%
1,000,000	AstraZeneca PLC	3.00%	05/28/51	690,079
	Software – 0.1%
1,125,000	Constellation Software, Inc. (b)	5.46%	02/16/34	1,149,758
	Textiles, Apparel & Luxury Goods – 0.1%
500,000	Gildan Activewear, Inc. (b) (c)	5.40%	10/07/35	500,317
	Total Foreign Corporate Bonds and Notes			25,008,033
	(Cost $24,665,207)
U.S. GOVERNMENT BONDS AND NOTES – 0.4%
1,850,000	United States Treasury Note	3.63%	09/30/30	1,840,678
1,750,000	United States Treasury Note	4.25%	08/15/35	1,764,355
	Total U.S. Government Bonds and Notes			3,605,033
	(Cost $3,604,477)

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 0.8%
6,685,480	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.99% (d)	$6,685,480
	(Cost $6,685,480)

Total Investments – 99.9%	822,789,808
(Cost $773,016,095)

Net Other Assets and Liabilities – 0.1%	699,974
Net Assets – 100.0%	$823,489,782

(a)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at September 30, 2025.
At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At September 30, 2025, securities noted as such amounted to $33,669,296 or 4.1% of net assets.

(c)	When-issued security. The interest rate shown reflects the rate in effect at September 30, 2025. Interest will begin accruing on the security’s first settlement date.
(d)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$421,291,784	$421,291,784	$—	$—
Corporate Bonds and Notes*	366,199,478	—	366,199,478	—
Foreign Corporate Bonds and Notes*	25,008,033	—	25,008,033	—
U.S. Government Bonds and Notes	3,605,033	—	3,605,033	—
Money Market Funds	6,685,480	6,685,480	—	—
Total Investments	$822,789,808	$427,977,264	$394,812,544	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi Income Allocation Portfolio
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 49.6%
	Capital Markets – 49.6%
12,000	First Trust AAA CMBS ETF (a)	$246,138
60,000	First Trust Intermediate Government Opportunities ETF (a)	1,228,200
24,521	First Trust Limited Duration Investment Grade Corporate ETF (a)	471,048
129,561	First Trust Preferred Securities and Income ETF (a)	2,363,193
61,288	First Trust Senior Loan ETF (a)	2,809,442
12,135	First Trust Structured Credit Income Opportunities ETF (a)	251,862
44,882	First Trust Tactical High Yield ETF (a)	1,887,288
330	iShares 20+ Year Treasury Bond ETF	29,492
901	iShares 3-7 Year Treasury Bond ETF	107,679
6,451	iShares 7-10 Year Treasury Bond ETF	622,263
15,107	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,683,977
2,470	iShares MBS ETF	235,021
	Total Exchange-Traded Funds	11,935,603
	(Cost $11,705,955)
COMMON STOCKS (b) – 36.5%
	Aerospace & Defense – 0.5%
81	BWX Technologies, Inc.	14,934
163	Northrop Grumman Corp.	99,319
		114,253
	Automobiles – 0.2%
107	Ferrari N.V.	51,918
	Banks – 0.9%
676	JPMorgan Chase & Co.	213,231
	Beverages – 0.2%
375	PepsiCo, Inc.	52,665
	Capital Markets – 0.4%
569	Intercontinental Exchange, Inc.	95,865
	Construction & Engineering – 0.3%
147	Quanta Services, Inc.	60,920
	Consumer Finance – 0.5%
385	American Express Co.	127,882
	Consumer Staples Distribution & Retail – 0.5%
1,171	Walmart, Inc.	120,683
	Diversified REITs – 0.5%
4,331	Essential Properties Realty Trust, Inc.	128,891
	Electric Utilities – 2.4%
601	Alliant Energy Corp.	40,513
472	American Electric Power Co., Inc.	53,100
259	Duke Energy Corp.	32,051
520	Entergy Corp.	48,459
707	Evergy, Inc.	53,746
531	Fortis, Inc. (CAD)	26,934
211	IDACORP, Inc.	27,884
1,684	NextEra Energy, Inc.	127,125
870	PG&E Corp.	13,120
1,445	PPL Corp.	53,696
560	Southern (The) Co.	53,071

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Electric Utilities (Continued)
537	Xcel Energy, Inc.	$43,309
		573,008
	Electrical Equipment – 0.6%
300	Eaton Corp. PLC	112,275
199	Generac Holdings, Inc. (c)	33,313
		145,588
	Electronic Equipment, Instruments & Components – 0.2%
235	TE Connectivity PLC	51,590
	Energy Equipment & Services – 0.1%
1,310	Archrock, Inc.	34,466
	Financial Services – 0.5%
378	Visa, Inc., Class A	129,042
	Food Products – 0.2%
707	Mondelez International, Inc., Class A	44,166
	Gas Utilities – 0.9%
796	AltaGas Ltd. (CAD)	24,526
279	Atmos Energy Corp.	47,639
100	Chesapeake Utilities Corp.	13,469
950	National Fuel Gas Co.	87,751
542	New Jersey Resources Corp.	26,097
338	ONE Gas, Inc.	27,358
		226,840
	Ground Transportation – 0.1%
127	Union Pacific Corp.	30,019
	Health Care Equipment & Supplies – 0.2%
401	Abbott Laboratories	53,710
	Health Care Providers & Services – 0.5%
356	Cencora, Inc.	111,261
	Health Care REITs – 2.8%
3,960	CareTrust REIT, Inc.	137,333
7,064	Healthpeak Properties, Inc.	135,276
6,861	Sabra Health Care REIT, Inc.	127,889
1,942	Ventas, Inc.	135,920
806	Welltower, Inc.	143,581
		679,999
	Hotel & Resort REITs – 1.0%
7,401	Host Hotels & Resorts, Inc.	125,965
1,387	Ryman Hospitality Properties, Inc.	124,261
		250,226
	Hotels, Restaurants & Leisure – 0.5%
309	McDonald’s Corp.	93,902
325	Starbucks Corp.	27,495
		121,397
	Independent Power & Renewable Electricity Producers – 0.2%
1,529	Clearway Energy, Inc., Class A	41,176

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Industrial Conglomerates – 0.3%
323	Honeywell International, Inc.	$67,991
	Industrial REITs – 1.1%
1,121	Prologis, Inc.	128,377
3,694	STAG Industrial, Inc.	130,361
		258,738
	Insurance – 0.6%
704	Brown & Brown, Inc.	66,028
283	Chubb Ltd.	79,877
		145,905
	IT Services – 0.6%
537	Accenture PLC, Class A	132,424
	Machinery – 0.9%
232	Caterpillar, Inc.	110,699
127	Parker-Hannifin Corp.	96,285
		206,984
	Metals & Mining – 0.8%
616	Franco-Nevada Corp.	137,313
391	Nucor Corp.	52,953
		190,266
	Multi-Utilities – 1.7%
255	Ameren Corp.	26,617
1,072	Atco Ltd., Class I (CAD)	38,807
1,007	CenterPoint Energy, Inc.	39,072
351	CMS Energy Corp.	25,714
427	Dominion Energy, Inc.	26,119
277	DTE Energy Co.	39,176
1,797	Public Service Enterprise Group, Inc.	149,978
321	Sempra	28,883
352	WEC Energy Group, Inc.	40,336
		414,702
	Office REITs – 1.1%
4,480	Cousins Properties, Inc.	129,651
2,167	SL Green Realty Corp.	129,608
		259,259
	Oil, Gas & Consumable Fuels – 2.7%
166	Cheniere Energy, Inc.	39,007
1,183	ConocoPhillips	111,900
774	DT Midstream, Inc.	87,508
547	Enbridge, Inc.	27,602
756	Exxon Mobil Corp.	85,239
1,134	Keyera Corp. (CAD)	38,044
2,065	Kinder Morgan, Inc.	58,460
1,244	ONEOK, Inc.	90,775
382	Targa Resources Corp.	64,000
510	TC Energy Corp.	27,749
416	Williams (The) Cos., Inc.	26,354
		656,638

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Pharmaceuticals – 0.5%
956	AstraZeneca PLC, ADR	$73,344
400	Merck & Co., Inc.	33,572
		106,916
	Professional Services – 0.3%
823	Booz Allen Hamilton Holding Corp.	82,259
	Residential REITs – 1.6%
661	AvalonBay Communities, Inc.	127,686
1,992	Equity Residential	128,942
921	Mid-America Apartment Communities, Inc.	128,691
		385,319
	Retail REITs – 1.7%
4,778	Brixmor Property Group, Inc.	132,255
5,979	Kimco Realty Corp.	130,641
746	Simon Property Group, Inc.	140,002
		402,898
	Semiconductors & Semiconductor Equipment – 1.8%
401	Broadcom, Inc.	132,294
1,005	QUALCOMM, Inc.	167,192
504	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	140,762
		440,248
	Software – 2.0%
307	Microsoft Corp.	159,010
759	Oracle Corp.	213,461
365	SAP SE, ADR	97,532
		470,003
	Specialized REITs – 3.8%
661	American Tower Corp.	127,124
754	Digital Realty Trust, Inc.	130,351
161	Equinix, Inc.	126,102
2,757	Gaming and Leisure Properties, Inc.	128,504
1,277	Iron Mountain, Inc.	130,177
451	Public Storage	130,271
3,962	VICI Properties, Inc.	129,201
		901,730
	Specialty Retail – 0.5%
894	TJX (The) Cos., Inc.	129,219
	Technology Hardware, Storage & Peripherals – 0.2%
214	Apple, Inc.	54,491
	Water Utilities – 0.1%
490	Essential Utilities, Inc.	19,551
	Total Common Stocks	8,784,337
	(Cost $7,611,558)
MASTER LIMITED PARTNERSHIPS – 3.4%
	Chemicals – 0.1%
1,572	Westlake Chemical Partners, L.P.	32,996
	Oil, Gas & Consumable Fuels – 3.3%
853	Cheniere Energy Partners, L.P.	45,909

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
12,027	Energy Transfer, L.P.	$206,383
8,318	Enterprise Products Partners, L.P.	260,104
3,075	MPLX, L.P.	153,596
4,554	Plains GP Holdings, L.P., Class A	83,065
915	Sunoco, L.P.	45,759
		794,816
	Total Master Limited Partnerships	827,812
	(Cost $733,475)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES – 7.9%
$20,098	U.S. Treasury Inflation Indexed Bond (d)	0.13%	10/15/26	19,988
52,157	U.S. Treasury Inflation Indexed Bond (d)	0.38%	01/15/27	51,762
27,232	U.S. Treasury Inflation Indexed Bond (d)	2.38%	01/15/27	27,723
46,910	U.S. Treasury Inflation Indexed Bond (d)	0.13%	04/15/27	46,270
51,504	U.S. Treasury Inflation Indexed Bond (d)	0.38%	07/15/27	51,164
45,803	U.S. Treasury Inflation Indexed Bond (d)	1.63%	10/15/27	46,547
53,696	U.S. Treasury Inflation Indexed Bond (d)	0.50%	01/15/28	53,084
26,214	U.S. Treasury Inflation Indexed Bond (d)	1.75%	01/15/28	26,653
48,465	U.S. Treasury Inflation Indexed Bond (d)	1.25%	04/15/28	48,660
37,949	U.S. Treasury Inflation Indexed Bond (d)	3.63%	04/15/28	40,386
51,478	U.S. Treasury Inflation Indexed Bond (d)	0.75%	07/15/28	51,251
48,516	U.S. Treasury Inflation Indexed Bond (d)	2.38%	10/15/28	50,545
51,176	U.S. Treasury Inflation Indexed Bond (d)	0.88%	01/15/29	50,798
24,074	U.S. Treasury Inflation Indexed Bond (d)	2.50%	01/15/29	25,163
51,177	U.S. Treasury Inflation Indexed Bond (d)	2.13%	04/15/29	52,837
43,232	U.S. Treasury Inflation Indexed Bond (d)	3.88%	04/15/29	47,280
56,831	U.S. Treasury Inflation Indexed Bond (d)	0.25%	07/15/29	55,148
52,360	U.S. Treasury Inflation Indexed Bond (d)	1.63%	10/15/29	53,411
57,758	U.S. Treasury Inflation Indexed Bond (d)	0.13%	01/15/30	55,160
57,845	U.S. Treasury Inflation Indexed Bond (d)	1.63%	04/15/30	58,750
59,219	U.S. Treasury Inflation Indexed Bond (d)	0.13%	07/15/30	56,323
59,567	U.S. Treasury Inflation Indexed Bond (d)	0.13%	01/15/31	55,953
61,471	U.S. Treasury Inflation Indexed Bond (d)	0.13%	07/15/31	57,425
65,262	U.S. Treasury Inflation Indexed Bond (d)	0.13%	01/15/32	60,113
9,100	U.S. Treasury Inflation Indexed Bond (d)	3.38%	04/15/32	10,189
58,929	U.S. Treasury Inflation Indexed Bond (d)	0.63%	07/15/32	55,795
58,563	U.S. Treasury Inflation Indexed Bond (d)	1.13%	01/15/33	56,779
54,248	U.S. Treasury Inflation Indexed Bond (d)	1.38%	07/15/33	53,433
58,853	U.S. Treasury Inflation Indexed Bond (d)	1.75%	01/15/34	59,152
60,742	U.S. Treasury Inflation Indexed Bond (d)	1.88%	07/15/34	61,650
64,489	U.S. Treasury Inflation Indexed Bond (d)	2.13%	01/15/35	66,411
45,273	U.S. Treasury Inflation Indexed Bond (d)	1.88%	07/15/35	45,654
25,409	U.S. Treasury Inflation Indexed Bond (d)	2.13%	02/15/40	25,626
39,534	U.S. Treasury Inflation Indexed Bond (d)	2.13%	02/15/41	39,533
35,456	U.S. Treasury Inflation Indexed Bond (d)	0.75%	02/15/42	28,145
35,971	U.S. Treasury Inflation Indexed Bond (d)	0.63%	02/15/43	27,347
34,376	U.S. Treasury Inflation Indexed Bond (d)	1.38%	02/15/44	29,425
34,708	U.S. Treasury Inflation Indexed Bond (d)	0.75%	02/15/45	25,907
29,995	U.S. Treasury Inflation Indexed Bond (d)	1.00%	02/15/46	23,153
26,765	U.S. Treasury Inflation Indexed Bond (d)	0.88%	02/15/47	19,786
26,201	U.S. Treasury Inflation Indexed Bond (d)	1.00%	02/15/48	19,654
20,541	U.S. Treasury Inflation Indexed Bond (d)	1.00%	02/15/49	15,172

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$21,361	U.S. Treasury Inflation Indexed Bond (d)	0.25%	02/15/50	$12,651
23,575	U.S. Treasury Inflation Indexed Bond (d)	0.13%	02/15/51	13,092
24,370	U.S. Treasury Inflation Indexed Bond (d)	0.13%	02/15/52	13,223
22,822	U.S. Treasury Inflation Indexed Bond (d)	1.50%	02/15/53	18,285
19,999	U.S. Treasury Inflation Indexed Bond (d)	2.13%	02/15/54	18,481
20,475	U.S. Treasury Inflation Indexed Bond (d)	2.38%	02/15/55	20,010
	Total U.S. Government Bonds and Notes			1,900,947
	(Cost $1,885,589)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 0.0%
	Collateralized Mortgage Obligations – 0.0%
	Fannie Mae REMICS
160	Series 1999-56, Class Z	7.00%	12/01/29	164
361	Series 2002-67, Class PE	5.50%	11/01/32	370
	Freddie Mac REMICS
1	Series 1996-1847, Class LL	7.50%	04/01/26	1
429	Series 1999-2130, Class KB	6.38%	03/01/29	436
	Total U.S. Government Agency Mortgage-Backed Securities			971
	(Cost $966)
MORTGAGE-BACKED SECURITIES – 0.0%
	Collateralized Mortgage Obligations – 0.0%
	Credit Suisse First Boston Mortgage Securities Corp.
299	Series 2004-6, Class 2A1 (e)	4.75%	09/01/25	0
	(Cost $299)

Shares	Description	Value
MONEY MARKET FUNDS – 3.1%
758,234	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.99% (f)	758,234
	(Cost $758,234)

Total Investments – 100.5%	24,207,904
(Cost $22,696,076)

Net Other Assets and Liabilities – (0.5)%	(123,247)
Net Assets – 100.0%	$24,084,657

(a)	Investment in an affiliated fund.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.
(f)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
REITs	– Real Estate Investment Trusts
REMICS	– Real Estate Mortgage Investment Conduit

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$11,935,603	$11,935,603	$—	$—
Common Stocks*	8,784,337	8,784,337	—	—
Master Limited Partnerships*	827,812	827,812	—	—
U.S. Government Bonds and Notes	1,900,947	—	1,900,947	—
U.S. Government Agency Mortgage-Backed Securities	971	—	971	—
Mortgage-Backed Securities	— **	—	— **	—
Money Market Funds	758,234	758,234	—	—
Total Investments	$24,207,904	$22,305,986	$1,901,918	$—

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at zero.

Affiliated Transactions
Amounts relating to investments in affiliated funds at September 30, 2025, and for the fiscal year-to-date period (January 1, 2025 to September 30, 2025) are as follows:
Security Name	Shares at 9/30/2025	Value at 12/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2025	Dividend Income
First Trust AAA CMBS ETF	12,000	$ —	$243,120	$ —	$3,018	$ —	$246,138	$7,200
First Trust Institutional Preferred Securities and Income ETF	—	1,333,946	519,780	(1,880,596)	(66,757)	93,627	—	45,920
First Trust Intermediate Government Opportunities ETF	60,000	718,665	483,117	—	26,418	—	1,228,200	39,211
First Trust Limited Duration Investment Grade Corporate ETF	24,521	379,872	208,038	(124,580)	6,313	1,405	471,048	15,135
First Trust Preferred Securities and Income ETF	129,561	429,278	1,977,488	(98,411)	52,476	2,362	2,363,193	47,187
First Trust Senior Loan ETF	61,288	2,622,455	865,720	(657,131)	9,719	(31,321)	2,809,442	129,644
First Trust Structured Credit Income Opportunities ETF	12,135	—	247,987	—	3,875	—	251,862	8,342
First Trust Tactical High Yield ETF	44,882	1,772,189	548,670	(463,706)	78,794	(48,659)	1,887,288	83,695
		$7,256,405	$5,093,920	$ (3,224,424)	$113,856	$17,414	$9,257,171	$376,334

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 98.6%
	Capital Markets – 98.6%
11,992	First Trust China AlphaDEX® Fund (a)	$347,402
11,027	First Trust Developed Markets ex-US AlphaDEX® Fund (a)	831,105
20,117	First Trust Dow Jones Internet Index Fund (a) (b)	5,629,541
27,129	First Trust Emerging Markets AlphaDEX® Fund (a)	735,196
5,644	First Trust Eurozone AlphaDEX® ETF (a)	331,731
77,337	First Trust Financials AlphaDEX® Fund (a)	4,593,044
4,448	First Trust Germany AlphaDEX® Fund (a)	261,576
58,685	First Trust Industrials/Producer Durables AlphaDEX® Fund (a)	4,580,951
47,779	First Trust Large Cap Core AlphaDEX® Fund (a)	5,581,586
37,088	First Trust Large Cap Growth AlphaDEX® Fund (a)	5,958,569
59,627	First Trust Mid Cap Growth AlphaDEX® Fund (a)	5,462,722
42,183	First Trust NASDAQ-100 Ex-Technology Sector Index Fund (a)	4,173,282
3,740	First Trust Switzerland AlphaDEX® Fund (a)	287,309
6,197	First Trust United Kingdom AlphaDEX® Fund (a)	300,359
106,846	First Trust Utilities AlphaDEX® Fund (a)	4,856,151
30,635	iShares Core U.S. Aggregate Bond ETF	3,071,159
42,213	SPDR Blackstone Senior Loan ETF	1,755,217
77,672	SPDR Bloomberg Emerging Markets Local Bond ETF	1,659,074
18,268	SPDR Bloomberg High Yield Bond ETF	1,790,081
53,335	SPDR Bloomberg International Corporate Bond ETF	1,722,187
	Total Exchange-Traded Funds	53,928,242
	(Cost $44,534,635)
MONEY MARKET FUNDS – 1.5%
834,011	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.99% (c)	834,011
	(Cost $834,011)

Total Investments – 100.1%	54,762,253
(Cost $45,368,646)

Net Other Assets and Liabilities – (0.1)%	(78,375)
Net Assets – 100.0%	$54,683,878

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of September 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$53,928,242	$53,928,242	$—	$—
Money Market Funds	834,011	834,011	—	—
Total Investments	$54,762,253	$54,762,253	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at September 30, 2025, and for the fiscal year-to-date period (January 1, 2025 to September 30, 2025) are as follows:
Security Name	Shares at 9/30/2025	Value at 12/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2025	Dividend Income
First Trust China AlphaDEX® Fund	11,992	$ 251,219	$ 3,179	$ (15,158)	$ 106,916	$ 1,246	$ 347,402	$ 7,567
First Trust Consumer Discretionary AlphaDEX® Fund	—	4,825,469	50,653	(4,342,487)	(695,394)	161,759	—	10,507
First Trust Developed Markets ex-US AlphaDEX® Fund	11,027	623,164	7,949	(39,149)	230,974	8,167	831,105	16,635
First Trust Dow Jones Global Select Dividend Index Fund	—	—	257,999	(270,975)	—	12,976	—	—
First Trust Dow Jones Internet Index Fund	20,117	5,111,920	55,980	(281,827)	643,108	100,360	5,629,541	—
First Trust Emerging Markets AlphaDEX® Fund	27,129	624,489	7,619	(36,328)	135,199	4,217	735,196	17,685
First Trust Eurozone AlphaDEX® ETF	5,644	—	287,263	(13,033)	56,889	612	331,731	7,122
First Trust Financials AlphaDEX® Fund	77,337	4,374,516	48,649	(238,897)	417,612	(8,836)	4,593,044	56,539
First Trust Germany AlphaDEX® Fund	4,448	—	244,585	(3,361)	20,139	213	261,576	1,690
First Trust India NIFTY 50 Equal Weight ETF	—	242,772	2,646	(256,589)	(28,708)	39,879	—	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	58,685	4,587,648	49,977	(243,753)	134,786	52,293	4,580,951	23,690
First Trust Japan AlphaDEX® Fund	—	257,315	—	(263,445)	(12,738)	18,868	—	—
First Trust Large Cap Core AlphaDEX® Fund	47,779	5,207,256	58,785	(287,861)	525,603	77,803	5,581,586	43,505
First Trust Large Cap Growth AlphaDEX® Fund	37,088	5,358,017	59,100	(297,088)	748,165	90,375	5,958,569	10,785
First Trust Mid Cap Core AlphaDEX® Fund	—	5,168,402	4,517,256	(10,346,377)	(820,367)	1,481,086	—	11,526
First Trust Mid Cap Growth AlphaDEX® Fund	59,627	—	10,424,497	(4,830,702)	560,750	(691,823)	5,462,722	—
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	42,183	—	3,898,353	(115,316)	383,983	6,262	4,173,282	13,034
First Trust NASDAQ-100- Technology Sector Index Fund	—	4,680,076	51,613	(4,132,242)	(767,361)	167,914	—	207
First Trust Switzerland AlphaDEX® Fund	3,740	245,188	3,146	(15,132)	51,391	2,716	287,309	4,381
First Trust United Kingdom AlphaDEX® Fund	6,197	246,606	3,059	(14,958)	63,176	2,476	300,359	6,367
First Trust Utilities AlphaDEX® Fund	106,846	—	4,473,829	(130,860)	507,597	5,585	4,856,151	51,043
		$41,804,057	$24,506,137	$ (26,175,538)	$2,261,720	$1,534,148	$43,930,524	$282,283

First Trust Capital Strength® Portfolio
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 98.0%
	Aerospace & Defense – 6.4%
11,863	General Dynamics Corp.	$4,045,283
7,645	Lockheed Martin Corp.	3,816,460
6,833	Northrop Grumman Corp.	4,163,484
		12,025,227
	Air Freight & Logistics – 2.1%
31,761	Expeditors International of Washington, Inc.	3,893,581
	Beverages – 5.8%
50,777	Coca-Cola (The) Co.	3,367,530
60,115	Monster Beverage Corp. (a)	4,046,341
24,761	PepsiCo, Inc.	3,477,435
		10,891,306
	Biotechnology – 1.9%
32,774	Gilead Sciences, Inc.	3,637,914
	Broadline Retail – 2.2%
45,390	eBay, Inc.	4,128,221
	Capital Markets – 3.8%
14,864	Cboe Global Markets, Inc.	3,645,396
37,023	Charles Schwab (The) Corp.	3,534,586
		7,179,982
	Chemicals – 3.9%
13,197	Ecolab, Inc.	3,614,130
7,627	Linde PLC	3,622,825
		7,236,955
	Commercial Services & Supplies – 3.8%
77,137	Copart, Inc. (a)	3,468,851
34,321	Veralto Corp.	3,658,962
		7,127,813
	Communications Equipment – 4.0%
52,120	Cisco Systems, Inc.	3,566,051
8,435	Motorola Solutions, Inc.	3,857,241
		7,423,292
	Construction & Engineering – 2.2%
31,301	AECOM	4,083,841
	Consumer Staples Distribution & Retail – 3.9%
3,730	Costco Wholesale Corp.	3,452,600
37,315	Walmart, Inc.	3,845,684
		7,298,284
	Entertainment – 2.5%
23,628	Electronic Arts, Inc.	4,765,768
Shares	Description	Value

	Financial Services – 3.8%
6,418	Mastercard, Inc., Class A	$3,650,623
10,161	Visa, Inc., Class A	3,468,762
		7,119,385
	Food Products – 2.1%
20,706	Hershey (The) Co.	3,873,057
	Ground Transportation – 2.0%
15,772	Union Pacific Corp.	3,728,028
	Health Care Equipment & Supplies – 2.1%
28,679	Abbott Laboratories	3,841,265
	Health Care Providers & Services – 2.0%
12,110	Cencora, Inc.	3,784,738
	Household Durables – 2.1%
478	NVR, Inc. (a)	3,840,567
	Household Products – 3.6%
40,842	Colgate-Palmolive Co.	3,264,910
22,868	Procter & Gamble (The) Co.	3,513,668
		6,778,578
	Industrial Conglomerates – 1.7%
14,994	Honeywell International, Inc.	3,156,237
	Insurance – 7.8%
9,960	Aon PLC, Class A	3,551,537
40,144	Arch Capital Group Ltd.	3,642,265
16,708	Marsh & McLennan Cos., Inc.	3,367,163
51,589	W.R. Berkley Corp.	3,952,749
		14,513,714
	IT Services – 6.6%
12,558	Accenture PLC, Class A	3,096,803
46,865	Cognizant Technology Solutions Corp., Class A	3,143,235
9,980	Gartner, Inc. (a)	2,623,443
12,407	International Business Machines Corp.	3,500,759
		12,364,240
	Machinery – 2.0%
10,534	Snap-on, Inc.	3,650,347
	Pharmaceuticals – 4.0%
21,666	Johnson & Johnson	4,017,309
23,868	Zoetis, Inc.	3,492,366
		7,509,675
	Professional Services – 5.1%
11,752	Automatic Data Processing, Inc.	3,449,212
24,723	Paychex, Inc.	3,133,888

First Trust Capital Strength® Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
11,748	Verisk Analytics, Inc.	$2,954,739
		9,537,839
	Software – 4.0%
11,941	Autodesk, Inc. (a)	3,793,298
6,954	Microsoft Corp.	3,601,824
		7,395,122
	Specialty Retail – 6.6%
9,869	Home Depot (The), Inc.	3,998,820
27,295	Ross Stores, Inc.	4,159,485
29,031	TJX (The) Cos., Inc.	4,196,141
		12,354,446
	Total Common Stocks	183,139,422
	(Cost $168,402,138)
MONEY MARKET FUNDS – 2.0%
3,831,521	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.99% (b)	3,831,521
	(Cost $3,831,521)
	Total Investments – 100.0%	186,970,943
	(Cost $172,233,659)
	Net Other Assets and Liabilities – (0.0)%	(30,637)
	Net Assets – 100.0%	$186,940,306

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$183,139,422	$183,139,422	$—	$—
Money Market Funds	3,831,521	3,831,521	—	—
Total Investments	$186,970,943	$186,970,943	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) – 96.0%
	Banks – 2.4%
5,896	Royal Bank of Canada (CAD)	$869,000
	Beverages – 3.4%
5,024	Carlsberg A/S, Class B (DKK)	583,784
13,733	Coca-Cola HBC AG (GBP)	647,172
		1,230,956
	Biotechnology – 1.7%
4,600	CSL Ltd. (AUD)	603,285
	Capital Markets – 1.6%
2,222	Deutsche Boerse AG (EUR)	595,053
	Chemicals – 3.4%
149	Givaudan S.A. (CHF)	604,947
2,870	Sika AG (CHF)	638,499
		1,243,446
	Consumer Staples Distribution & Retail – 3.8%
13,324	Alimentation Couche-Tard, Inc. (CAD)	710,862
17,771	Loblaw Cos. Ltd. (CAD)	687,370
		1,398,232
	Electric Utilities – 1.8%
9,034	Verbund AG (EUR)	656,534
	Food Products – 3.5%
46	Chocoladefabriken Lindt & Spruengli AG (CHF)	702,670
6,379	Nestle S.A. (CHF)	585,533
		1,288,203
	Hotels, Restaurants & Leisure – 3.8%
8,862	Amadeus IT Group S.A. (EUR)	702,299
20,266	Compass Group PLC (GBP)	689,298
		1,391,597
	Household Products – 2.2%
10,534	Reckitt Benckiser Group PLC (GBP)	810,079
	Insurance – 17.7%
1,732	Allianz SE (EUR)	726,757
18,094	Great-West Lifeco, Inc. (CAD)	734,317
2,184	Hannover Rueck SE (EUR)	657,954
1,005	Muenchener Rueckversicherungs- Gesellschaft AG (EUR)	641,169
51,644	QBE Insurance Group Ltd. (AUD)	703,619
68,212	Sampo Oyj, Class A (EUR)	783,064
717	Swiss Life Holding AG (CHF)	770,636
3,958	Swiss Re AG (CHF)	731,140
Shares	Description	Value

	Insurance (Continued)
1,002	Zurich Insurance Group AG (CHF)	$713,188
		6,461,844
	IT Services – 3.6%
6,494	CGI, Inc. (CAD)	578,427
20,600	Obic Co., Ltd. (JPY)	717,939
		1,296,366
	Machinery – 10.7%
16,873	Alfa Laval AB (SEK)	767,802
44,196	Atlas Copco AB, Class A (SEK)	745,958
11,388	GEA Group AG (EUR)	840,309
11,663	Kone Oyj, Class B (EUR)	794,191
2,048	Schindler Holding AG (CHF)	774,898
		3,923,158
	Marine Transportation – 1.6%
3,081	Kuehne + Nagel International AG (CHF)	573,394
	Media – 1.9%
7,107	Publicis Groupe S.A. (EUR)	681,536
	Metals & Mining – 4.4%
30,183	BHP Group Ltd. (AUD)	849,413
11,760	Rio Tinto PLC (GBP)	773,008
		1,622,421
	Personal Care Products – 3.8%
1,764	L’Oreal S.A. (EUR)	763,172
10,761	Unilever PLC (GBP)	636,789
		1,399,961
	Pharmaceuticals – 8.4%
5,109	AstraZeneca PLC (GBP)	768,326
38,698	GSK PLC (GBP)	819,448
6,192	Novartis AG (CHF)	778,774
2,196	Roche Holding AG (CHF)	716,965
		3,083,513
	Professional Services – 7.1%
22,618	Bureau Veritas S.A. (EUR)	707,416
7,298	SGS S.A. (CHF)	756,157
3,762	Thomson Reuters Corp. (CAD)	584,155
4,016	Wolters Kluwer N.V. (EUR)	547,646
		2,595,374
	Software – 3.3%
203	Constellation Software, Inc. (CAD)	551,074
44,129	Sage Group (The) PLC (GBP)	652,840
		1,203,914
	Textiles, Apparel & Luxury Goods – 1.8%
265	Hermes International SCA (EUR)	648,070

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Trading Companies & Distributors – 2.0%
22,605	Bunzl PLC (GBP)	$713,218
	Transportation Infrastructure – 2.1%
27,660	Aena SME S.A. (EUR) (b) (c)	755,675
	Total Common Stocks	35,044,829
	(Cost $33,045,600)
WARRANTS (a) – 0.0%
	Software – 0.0%
92	Constellation Software, Inc. (CAD) (d) (e) (f) (g)	0
	(Cost $0)
MONEY MARKET FUNDS – 3.9%
1,413,576	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.99% (h)	1,413,576
	(Cost $1,413,576)
	Total Investments – 99.9%	36,458,405
	(Cost $34,459,176)
	Net Other Assets and Liabilities – 0.1%	37,837
	Net Assets – 100.0%	$36,496,242

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)
This security is exempt from registration upon resale under
Rule 144A of the 1933 Act and may be resold in transactions
exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration.

(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with the
provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	Non-income producing security.
(g)	This security’s value was determined using significant unobservable inputs. (see Valuation Inputs in the Additional Information section).
(h)	Rate shown reflects yield as of September 30, 2025.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	28.8%
CHF	22.9
GBP	17.9
CAD	12.9
AUD	5.9
SEK	4.1
USD	3.9
JPY	2.0
DKK	1.6
Total	100.0%

Country Allocation †	% of Net Assets
Switzerland	24.6%
United Kingdom	16.1
Canada	12.9
Germany	9.5
France	7.7
Australia	5.9
Finland	4.3
Sweden	4.1
Spain	4.0
United States	3.9
Japan	2.0
Austria	1.8
Denmark	1.6
Netherlands	1.5
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$35,044,829	$35,044,829	$—	$—
Warrants*	— **	—	—	— **
Money Market Funds	1,413,576	1,413,576	—	—
Total Investments	$36,458,405	$36,458,405	$—	$— **

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Growth StrengthTM Portfolio
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 98.5%
	Beverages – 2.2%
10,623	Monster Beverage Corp. (a)	$715,034
	Biotechnology – 2.7%
2,147	United Therapeutics Corp. (a)	900,044
	Capital Markets – 9.5%
1,151	Ameriprise Financial, Inc.	565,429
2,627	Cboe Global Markets, Inc.	644,272
9,786	Interactive Brokers Group, Inc., Class A	673,374
1,254	Moody’s Corp.	597,506
4,900	Northern Trust Corp.	659,540
		3,140,121
	Commercial Services & Supplies – 1.9%
13,633	Copart, Inc. (a)	613,076
	Communications Equipment – 4.5%
5,607	Arista Networks, Inc. (a)	816,996
1,490	Motorola Solutions, Inc.	681,362
		1,498,358
	Consumer Staples Distribution & Retail – 3.9%
660	Costco Wholesale Corp.	610,916
6,595	Walmart, Inc.	679,680
		1,290,596
	Electrical Equipment – 1.9%
1,656	Eaton Corp. PLC	619,758
	Electronic Equipment, Instruments & Components – 2.3%
6,065	Amphenol Corp., Class A	750,544
	Energy Equipment & Services – 4.3%
15,781	Baker Hughes Co.	768,850
18,812	Schlumberger N.V.	646,569
		1,415,419
	Financial Services – 7.1%
4,124	Apollo Global Management, Inc.	549,605
1,888	Corpay, Inc. (a)	543,857
1,134	Mastercard, Inc., Class A	645,031
1,795	Visa, Inc., Class A	612,777
		2,351,270
	Health Care Equipment & Supplies – 1.5%
7,471	Dexcom, Inc. (a)	502,724
	Health Care Providers & Services – 2.3%
2,218	UnitedHealth Group, Inc.	765,875
Shares	Description	Value

	Hotels, Restaurants & Leisure – 3.0%
4,499	Airbnb, Inc., Class A (a)	$546,269
11,622	Chipotle Mexican Grill, Inc. (a)	455,466
		1,001,735
	Household Durables – 4.3%
2,751	Garmin Ltd.	677,351
5,768	PulteGroup, Inc.	762,126
		1,439,477
	Insurance – 7.7%
1,760	Aon PLC, Class A	627,581
7,094	Arch Capital Group Ltd.	643,639
2,952	Marsh & McLennan Cos., Inc.	594,917
9,117	W.R. Berkley Corp.	698,544
		2,564,681
	Interactive Media & Services – 3.6%
890	Meta Platforms, Inc., Class A	653,598
16,890	Pinterest, Inc., Class A (a)	543,351
		1,196,949
	Machinery – 2.2%
1,515	Caterpillar, Inc.	722,882
	Media – 1.2%
7,815	Trade Desk (The), Inc., Class A (a)	383,013
	Metals & Mining – 2.7%
10,771	Newmont Corp.	908,103
	Professional Services – 1.8%
2,077	Automatic Data Processing, Inc.	609,600
	Semiconductors & Semiconductor Equipment – 8.8%
2,212	Broadcom, Inc.	729,761
673	KLA Corp.	725,898
864	Monolithic Power Systems, Inc.	795,433
3,635	NVIDIA Corp.	678,218
		2,929,310
	Software – 12.7%
1,713	Adobe, Inc. (a)	604,261
1,986	Cadence Design Systems, Inc. (a)	697,602
11,768	Dynatrace, Inc. (a)	570,160
5,945	Fortinet, Inc. (a)	499,856
833	Intuit, Inc.	568,864
3,202	Palo Alto Networks, Inc. (a)	651,991
650	ServiceNow, Inc. (a)	598,182
		4,190,916

First Trust Growth StrengthTM Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail – 4.5%
4,824	Ross Stores, Inc.	$735,129
5,131	TJX (The) Cos., Inc.	741,635
		1,476,764
	Textiles, Apparel & Luxury Goods – 1.9%
6,150	Deckers Outdoor Corp. (a)	623,425
	Total Common Stocks	32,609,674
	(Cost $29,469,800)
MONEY MARKET FUNDS – 1.7%
565,824	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.99% (b)	565,824
	(Cost $565,824)
	Total Investments – 100.2%	33,175,498
	(Cost $30,035,624)
	Net Other Assets and Liabilities – (0.2)%	(54,813)
	Net Assets – 100.0%	$33,120,685

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$32,609,674	$32,609,674	$—	$—
Money Market Funds	565,824	565,824	—	—
Total Investments	$33,175,498	$33,175,498	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 103.4%
	Aerospace & Defense – 6.8%
931	General Dynamics Corp. (a)	$317,471
600	Lockheed Martin Corp.	299,526
536	Northrop Grumman Corp. (a)	326,596
		943,593
	Air Freight & Logistics – 2.2%
2,493	Expeditors International of Washington, Inc. (a)	305,617
	Beverages – 6.1%
3,985	Coca-Cola (The) Co. (a)	264,285
4,718	Monster Beverage Corp. (a) (b)	317,569
1,943	PepsiCo, Inc. (a)	272,875
		854,729
	Biotechnology – 2.1%
2,572	Gilead Sciences, Inc.	285,492
	Broadline Retail – 2.3%
3,563	eBay, Inc.	324,055
	Capital Markets – 4.0%
1,167	Cboe Global Markets, Inc.	286,207
2,906	Charles Schwab (The) Corp.	277,436
		563,643
	Chemicals – 4.1%
1,036	Ecolab, Inc. (a)	283,719
599	Linde PLC (a)	284,525
		568,244
	Commercial Services & Supplies – 4.0%
6,054	Copart, Inc. (a) (b)	272,249
2,694	Veralto Corp. (a)	287,207
		559,456
	Communications Equipment – 4.2%
4,091	Cisco Systems, Inc. (a)	279,906
662	Motorola Solutions, Inc. (a)	302,726
		582,632
	Construction & Engineering – 2.3%
2,457	AECOM	320,565
	Consumer Staples Distribution & Retail – 4.1%
293	Costco Wholesale Corp. (a)	271,209
2,929	Walmart, Inc.	301,863
		573,072
	Entertainment – 2.7%
1,855	Electronic Arts, Inc.	374,154
	Financial Services – 4.0%
504	Mastercard, Inc., Class A (a)	286,680
798	Visa, Inc., Class A (a)	272,421
		559,101
	Food Products – 2.2%
1,625	Hershey (The) Co.	303,956

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation – 2.1%
1,238	Union Pacific Corp. (a)	$292,626
	Health Care Equipment & Supplies – 2.2%
2,251	Abbott Laboratories (a)	301,499
	Health Care Providers & Services – 2.1%
951	Cencora, Inc. (a)	297,216
	Household Durables – 2.2%
38	NVR, Inc. (a) (b)	305,317
	Household Products – 3.8%
3,206	Colgate-Palmolive Co. (a)	256,287
1,795	Procter & Gamble (The) Co. (a)	275,802
		532,089
	Industrial Conglomerates – 1.8%
1,177	Honeywell International, Inc. (a)	247,759
	Insurance – 8.2%
782	Aon PLC, Class A (a)	278,846
3,151	Arch Capital Group Ltd.	285,890
1,311	Marsh & McLennan Cos., Inc. (a)	264,206
4,049	W.R. Berkley Corp. (a)	310,234
		1,139,176
	IT Services – 7.0%
986	Accenture PLC, Class A	243,148
3,678	Cognizant Technology Solutions Corp., Class A (a)	246,683
783	Gartner, Inc. (a) (b)	205,827
974	International Business Machines Corp.	274,824
		970,482
	Machinery – 2.1%
827	Snap-on, Inc. (a)	286,580
	Pharmaceuticals – 4.2%
1,701	Johnson & Johnson (a)	315,400
1,873	Zoetis, Inc.	274,057
		589,457
	Professional Services – 5.4%
922	Automatic Data Processing, Inc. (a)	270,607
1,940	Paychex, Inc. (a)	245,915
922	Verisk Analytics, Inc.	231,892
		748,414
	Software – 4.2%
937	Autodesk, Inc. (b)	297,657
546	Microsoft Corp. (a)	282,800
		580,457
	Specialty Retail – 7.0%
775	Home Depot (The), Inc. (a)	314,022
2,142	Ross Stores, Inc. (a)	326,419

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
2,279	TJX (The) Cos., Inc. (a)	$329,407
		969,848
	Total Common Stocks	14,379,229
	(Cost $13,838,207)
MONEY MARKET FUNDS – 0.9%
125,484	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.99% (c)	125,484
	(Cost $125,484)
	Total Investments – 104.3%	14,504,713
	(Cost $13,963,691)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS – 0.1%
	Put Options Purchased – 0.1%
19	S&P 500® Index	$12,708,074	$5,980.00	10/17/25	7,600
32	S&P 500® Mini Index	2,140,320	600.00	10/17/25	1,312
	Total Purchased Options				8,912
	(Cost $184,466)
WRITTEN OPTIONS – (2.5)%
	Call Options Written – (2.5)%
(19)	S&P 500® Index	(12,708,074)	6,575.00	10/17/25	(291,650)
(32)	S&P 500® Mini Index	(2,140,320)	655.00	10/17/25	(47,680)
	Total Call Options Written				(339,330)
	(Premiums received $172,081)
	Put Options Written – (0.0)%
(19)	S&P 500® Index	(12,708,074)	5,025.00	10/17/25	(1,330)
(32)	S&P 500® Mini Index	(2,140,320)	505.00	10/17/25	(192)
	Total Put Options Written				(1,522)
	(Premiums received $39,412)
	Total Written Options				(340,852)
	(Premiums received $211,493)

Net Other Assets and Liabilities – (1.9)%	(261,977)
Net Assets – 100.0%	$13,910,796

(a)	All or a portion of these securities are pledged to cover index call options written. At September 30, 2025, the segregated value of these securities amounts to $5,162,123.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of September 30, 2025.

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$14,379,229	$14,379,229	$—	$—
Money Market Funds	125,484	125,484	—	—
Total Investments	14,504,713	14,504,713	—	—
Purchased Options	8,912	8,912	—	—
Total	$14,513,625	$14,513,625	$—	$—

LIABILITIES TABLE
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(340,852)	$(339,522)	$(1,330)	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Variable Insurance Trust
September 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Disclaimer
S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM are products of S&P Dow Jones Indices LLC and have been licensed for use by First Trust. The First Trust/Dow Jones Dividend & Income Allocation Portfolio and the First Trust Multi Income Allocation Portfolio are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). Neither S&P Dow Jones Indices nor its affiliates make any representation or warranty, express or implied, to the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or any member of the public regarding the advisability of investing in securities generally or in the First Trust/Dow Jones Dividend & Income Allocation Portfolio particularly or the ability of the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM to track general market performance. S&P Dow Jones Indices’ only relationship to First Trust with respect to the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM are determined, composed and calculated by S&P Dow Jones Indices without regard to First Trust or the First Trust/Dow Jones Dividend & Income Allocation Portfolio. S&P Dow Jones Indices has no obligation to take the needs of First Trust or the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio into consideration in determining, composing or calculating the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM. Neither S&P Dow Jones Indices nor its affiliates are responsible for and have not participated in the determination of the prices, and amount of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or the timing of the issuance or sale of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or in the determination or calculation of the equation by which the First Trust/Dow Jones Dividend & Income Allocation Portfolio is to be managed. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the First Trust/Dow Jones Dividend & Income Allocation Portfolio. There is no assurance that investment products based on the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER S&P DOW JONES INDICES NOR ITS AFFILIATES GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR WITH

Additional Information (Continued)
First Trust Variable Insurance Trust
September 30, 2025 (Unaudited)
RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FIRST TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The First Trust Dorsey Wright Tactical Core Portfolio (the “Fund”) is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC or its affiliates (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Licensor’s only relationship to First Trust is the licensing of certain trademarks and trade names of Licensor and of the Dorsey Wright Tactical Tilt Moderate Core™ Index (the “Index”) which is determined, composed and calculated by Licensor, or its agent, without regard to First Trust or the Fund. Licensor has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.
LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN.  LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSOR AND FIRST TRUST.
First Trust does not guarantee the accuracy and/or the completeness of The Capital Strength™ Index, The International Capital Strength™ Index and/or The Growth Strength™ Index (together, the “Indexes”) or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Indexes or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.
The First Trust Capital Strength® Portfolio, the First Trust International Developed Capital Strength® Portfolio, the First Trust Growth StrengthTM Portfolio, and the First Trust Capital Strength® Hedged Equity Portfolio (the “Capital Strength Funds”) are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Capital Strength Funds. The Corporations make no representation or warranty, express or implied, to the owners of the Capital Strength Funds or any member of the public regarding the advisability of investing in securities generally or in the Capital Strength Funds particularly, or the ability of the Indexes to track general stock market performance. The Corporations’ only relationship to First Trust with respect to the Capital Strength Funds is in the licensing of the Indexes, and certain trade names of the Corporations and the use of the Indexes, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Capital Strength Funds. Nasdaq has no obligation to take the needs of First Trust or the owners of the Capital Strength Funds into consideration in determining, composing or calculating the Indexes. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Capital Strength Fund Shares to be issued or in the determination or calculation of the equation by which the Capital Strength Fund Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Capital Strength Funds.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED,

Additional Information (Continued)
First Trust Variable Insurance Trust
September 30, 2025 (Unaudited)
AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.